Long-term Debt - Summary of Interest Expense (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Debt Disclosure [Abstract]
Convertible note interest	$ 269	$ 0
Notes payable interest	0	2
Vehicle notes payable interest	2	0
Amortization of debt issuance costs and discount - convertible note	550	0
Total interest expense	$ 821	$ 2	$ 6	$ 5